General and administrative expenses	12 Months Ended
Dec. 31, 2024
Disclosure Of Detailed Information General And Administrative Expenses [Abstract]
General and administrative expenses

4. General and administrative expenses

	2024	2023	2022
	€	€	€
Personnel expenses (Note 5)	(18,883,708)	(13,314,359)	(13,484,996)
Professional fees	(7,757,750)	(4,689,462)	(3,972,771)
Facilities, communication and office expenses	(6,509,691)	(6,031,513)	(6,443,709)
Accounting, tax and auditing fees	(4,017,669)	(2,029,554)	(1,652,995)
Travel expenses	(2,129,631)	(1,797,588)	(1,105,961)
Consulting fees	(858,843)	(602,110)	(898,435)
Other expenses	(6,967,346)	(2,874,004)	(1,780,167)
	(47,124,638)	(31,338,590)	(29,339,034)

In 2022 and 2021 the Group entered into a number of short-term rental arrangements, the expenses are included in "Other expenses".

For the year ended December 31, 2024, depreciation expense of €0.1 million (2023: €0.06 million; 2022: €0.04 million), which relate to property, plant and equipment and leases, is included in the 'Other expenses' line.